Discontinued operations - Impairment charge (Details) - USD ($)						12 Months Ended
	Oct. 15, 2024	Sep. 07, 2023	Apr. 15, 2023	Feb. 22, 2023	Jan. 06, 2023	Dec. 31, 2024	Dec. 31, 2023
Swvl Global FZE
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal	$ 1,126,100					$ 1,126,100
Swvl Pakistan (Private) Ltd.
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal			$ (1,662,132)				$ (1,662,132)
Volt Line BV
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal					$ 2,391,487		2,391,487
Shotl Transportation, S.L.
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal				$ 242,257			242,257
Urbvan Mobility Ltd.
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal		$ (9,256,862)					$ (9,256,862)